The Emerging Markets Portfolio II
The Emerging Markets Portfolio II
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns The Emerging Markets Portfolio II	1 Year	Lifetime	Inception Date
DPT CLASS	(19.58%)	(2.72%)	Jun. 23, 2010
DPT CLASS After Taxes on Distributions	(20.80%)	(3.83%)	Jun. 23, 2010
DPT CLASS After Taxes on Distributions and Sales	(12.46%)	(2.80%)	Jun. 23, 2010
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	(0.45%)	Jun. 23, 2010
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(18.43%)	(0.74%)	Jun. 23, 2010

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

DELAWARE POOLED® TRUST

The Emerging Markets Portfolio II

Supplement to the Portfolio’s Statutory and Summary Prospectuses
dated February 28, 2012 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has The Emerging Markets Portfolio II performed?”.

Average annual total returns for periods ended December 31, 2011

		Lifetime
		(6/23/10-
	1 year	12/31/11)
Return before taxes	-19.58%	-2.72%
Return after taxes on distributions	-20.80%	-3.83%
Return after taxes on distributions and sale of Portfolio shares	-12.46%	-2.80%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	-18.17%	-0.45%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	-18.43%	-0.74%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.